Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	LATAM Airlines Group S.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	606,407,693
Amendment Flag	false
Entity Central Index Key	0001047716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14728
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Presidente Riesco 5711, 20th Floor
Entity Address, City or Town	Las Condes
Entity Address, Country	CL
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1364
Auditor Name	Santiago
Auditor Location	Chile
Entity Address, Postal Zip Code	7550000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Presidente Riesco 5711, 20th Floor
Entity Address, City or Town	Las Condes
Entity Address, Country	CL
Contact Personnel Name	Andrés del Valle
Local Phone Number	2565-2525
Contact Personnel Email Address	InvestorRelations@latam.com
City Area Code	56-2
Entity Address, Postal Zip Code	5537